RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	37	110
Collateral for derivative instruments in a net liability position		28
Additional collateral required if credit-risk-related contingent features were triggered	37	82
Cash Flow Hedges | Commodity contract | Power
Components of OCI related to derivates
Change in fair value of derivative instruments recognized in OCI (effective portion)	83	(263)
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	147	81
Gains and losses on derivative instruments recognized in earnings (ineffective portion)	7
Cash Flow Hedges | Commodity contract | Gas
Components of OCI related to derivates
Change in fair value of derivative instruments recognized in OCI (effective portion)	(21)	(59)
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	54	100
Cash Flow Hedges | Foreign Exchange
Components of OCI related to derivates
Change in fair value of derivative instruments recognized in OCI (effective portion)	(1)	5
Cash Flow Hedges | Interest
Components of OCI related to derivates
Change in fair value of derivative instruments recognized in OCI (effective portion)		(1)
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	18	43